FEE AND COMMISSION INCOME (Tables)	12 Months Ended
Dec. 31, 2010
Fee and Commission Income (Tables) [Abstract]
Fees and Commission Income [Table Text Block]
Schedule of  fees and commission income

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Credit card fees	5,670	4,370	2,072
Fees charged on checking account services	5,610	4,456	3,219
Asset management fees	2,394	2,188	1,867
Collection fees	1,003	904	597
Fees for guarantees provided	873	507	204
Brokerage commissions	506	393	376
Other	575	661	606
TOTAL	16,630	13,479	8,941